GOING CONCERN	6 Months Ended
Dec. 31, 2015
Going Concern [Abstract]
GOING CONCERN

2. GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. The Company has a net loss and net cash used in operating activities of $2,638,580 and $2,146,501, respectively, for the six months ended December 31, 2015 and has an accumulated deficit and stockholders’ deficit of $43,285,883 and $4,482,416, respectively, at December 31, 2015. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary debt or equity financing to continue operations, and the attainment of profitable operations. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the six months ended December 31, 2015, the Company received $1,890,000 in advances from its convertible line of credit with its president and principal shareholder. The Company also received $199,120 from Lincoln Park Capital Fund LLC in connection with a $10 million stock purchase agreement entered into in August 2015. See Note 7.

Management believes that the Lincoln Park Equity Line, additional fundings from its president and principal shareholder and the revenue prospects from the Wildland industry provide the opportunity for the Company to continue as a going concern.  Ultimately, the continuation of the Company as a going concern is dependent upon the ability of the Company to generate sufficient revenue to attain profitable operations.